Other comprehensive income (loss) - Components (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
After-tax amount
Total other comprehensive (loss), net of tax	[1]	$ (1,196)	$ (1,002)	$ (867)
AOCI Including Portion Attributable to Noncontrolling Interest
Pre-tax amount
Total other comprehensive income (loss), Pre-tax amount		(1,052)	(1,126)	(880)
Tax (expense) benefit
Total other comprehensive income (loss), Tax (expense) benefit		(144)	124	13
After-tax amount
Total other comprehensive (loss), net of tax		(1,196)	(1,002)	(867)
Foreign currency translation
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(518)	(518)	(715)
Total other comprehensive income (loss), Pre-tax amount		(518)	(518)	(715)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(332)	(81)	(91)
Total other comprehensive income (loss), Tax (expense) benefit		(332)	(81)	(91)
After-tax amount
Other comprehensive income (loss), After-tax amount		(850)	(599)	(806)
Total other comprehensive (loss), net of tax		(850)	(599)	(806)
Unrealized gain (loss) on assets available-for-sale
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(388)	(535)	582
Reclassification adjustment, Pre-tax amount		(75)	(83)	(91)
Total other comprehensive income (loss), Pre-tax amount		(463)	(618)	491
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		146	172	(169)
Reclassification adjustment, Tax (expense) benefit		26	31	33
Total other comprehensive income (loss), Tax (expense) benefit		172	203	(136)
After-tax amount
Other comprehensive income (loss), After-tax amount		(242)	(363)	413
Reclassification adjustment, After-tax amount		(49)	(52)	(58)
Total other comprehensive (loss), net of tax		(291)	(415)	355
Prior service cost arising during the period
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		0	0	3
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		0	0	(1)
After-tax amount
Other comprehensive income (loss), After-tax amount		0	0	2
Net gain (loss) arising during the period
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(151)	(105)	(766)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		43	40	287
After-tax amount
Other comprehensive income (loss), After-tax amount		(108)	(65)	(479)
Foreign exchange adjustment
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(1)	0	(2)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		1	0	1
After-tax amount
Other comprehensive income (loss), After-tax amount		0	0	(1)
Defined benefit plans
Pre-tax amount
Reclassification adjustment, Pre-tax amount		88	104	127
Total other comprehensive income (loss), Pre-tax amount		(64)	(1)	(638)
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		(31)	(35)	(50)
Total other comprehensive income (loss), Tax (expense) benefit		13	5	237
After-tax amount
Reclassification adjustment, After-tax amount		57	69	77
Total other comprehensive (loss), net of tax		(51)	4	(401)
Unrealized gain (loss) on cash flow hedges
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(52)	0	23
Reclassification adjustment, Pre-tax amount		45	11	(41)
Total other comprehensive income (loss), Pre-tax amount		(7)	11	(18)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		18	0	(13)
Reclassification adjustment, Tax (expense) benefit		(15)	(3)	16
Total other comprehensive income (loss), Tax (expense) benefit		3	(3)	3
After-tax amount
Other comprehensive income (loss), After-tax amount		(34)	0	10
Reclassification adjustment, After-tax amount		30	8	(25)
Total other comprehensive (loss), net of tax		$ (4)	$ 8	$ (15)

[1]	Other comprehensive (loss) attributable to The Bank of New York Mellon Corporation shareholders was $(1,165) million for the year ended Dec. 31, 2016, $(966) million for the year ended Dec. 31, 2015 and $(742) million for the year ended Dec. 31, 2014.